Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total PEO (1)	CAP to PEO (1) (3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average CAP to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income	CSM (share price) (5)
					Company TSR(4)	Peer Group TSR(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2020	$301,714	$301,714	$131,587	$131,587	$376	$163	$150,281	$53
2021	$1,133,375	$1,133,375	$1,012,518	$1,866,841	$420	$184	$220,928	$60
2022	$1,154,299	$1,154,299	$816,348	$763,324	$506	$155	$205,586	$72

Company Selected Measure Name		share price
Named Executive Officers, Footnote		Timur Turlov was PEO for each of fiscal years 2020, 2021 and 2022.Non-PEO NEOs whose average compensation is reflected in columns (d) and (e) consist of Askar Tashtitov and Evgeny Ler for each of the years presented, and Liudmila Kiriaku and Renat Tukanov for fiscal 2022. Mrs. Kiriaku resigned from her position as Vice President of Compliance on August 18, 2023 and is no longer an executive officer.
Peer Group Issuers, Footnote		Total Stockholder Return, or “TSR” and Peer Group TSR reflect our TSR compared to that of similarly sized (based on assets, market capitalization and revenue sizes as well as total shareholder return) publicly traded companies in the financial services industry (specifically including investment banking organizations). The peer group was recommended by an independent national compensation consulting firm hired to advise on executive and director compensation matters, and adopted by the compensation committee, is consistent with the markets in which we operate. The dollar amounts in columns (f) and (g) represent the value at the end of the applicable fiscal year of an assumed $100 invested as of March 31, 2020.
PEO Total Compensation Amount		$ 1,154,299	$ 1,133,375	$ 301,714
PEO Actually Paid Compensation Amount		1,154,299	1,133,375	301,714
Adjustment To PEO Compensation, Footnote	Compensation actually paid, or “CAP,” as reflected in columns (c) and (e), was calculated in accordance with SEC rules based on the Total Compensation as reflected in the Summary Compensation Table, or “SCT.” The following tables reconcile CAP to the SCT Total for the PEO and the non-PEO NEOs.
PEO SCT Total to CAP Reconciliation

Fiscal Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	Stock awards	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
			(i)	(ii)		(ii)
2020	$279,525	$—	$22,189	$—	$301,714	$—	$—	$301,714
2021	$1,113,667	$—	$19,708	$—	$1,133,375	$—	$—	$1,133,375
2022	$1,048,015	$—	$106,284	$—	$1,154,299	$—	$—	$1,154,299

(i) Reflects “all other compensation” reported in the SCT for each fiscal year shown.

Non-PEO NEO Average Total Compensation Amount		816,348	1,012,518	131,587
Non-PEO NEO Average Compensation Actually Paid Amount		$ 763,324	1,866,841	131,587
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid, or “CAP,” as reflected in columns (c) and (e), was calculated in accordance with SEC rules based on the Total Compensation as reflected in the Summary Compensation Table, or “SCT.” The following tables reconcile CAP to the SCT Total for the PEO and the non-PEO NEOs.
Average Non-PEO NEOs SCT Total to CAP Reconciliation

Fiscal Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	Stock awards	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
			(i)			(iii)	(iv)
2020	$113,824	$—	$17,763	$—	$131,587	$—	$—	$131,587
2021	$233,983	$244,762	$67,294	$466,479	$1,012,518	$(466,479)	$1,320,802	$1,866,841
2022	$205,526	$203,132	$41,245	$366,445	$816,348	$(366,445)	$313,421	$763,324

(i) Reflects “all other compensation” reported in the SCT for each fiscal year shown.
(ii) PEO did not receive any bonuses in a form of cash or stock during fiscal 2020, 2021 and 2022.
(iii) Represents the grant date fair value of equity-based awards granted each fiscal year. We did not report a change in pension value for any of the fiscal years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.
(iv) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each fiscal year shown. The equity component of CAP for Fiscal 2022 is further detailed in the supplemental table below.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount		$ 506	420	376
Peer Group Total Shareholder Return Amount		155	184	163
Net Income (Loss)		$ 205,586	$ 220,928	$ 150,281
Company Selected Measure Amount		72	60	53
PEO Name	Timur Turlov
Additional 402(v) Disclosure		While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, FRHC share price is the measure that represents the performance measure used to link compensation actually paid to NEOs.
PEO Salary		$ 1,048,015	$ 1,113,667	$ 279,525
PEO Bonus and Non-Equity Incentive Compensation		0	0	0
PEO Other Compensation		106,284	19,708	22,189
PEO Equity Awards		0	0	0
Non-PEO NEO Salary		205,526	233,983	113,824
Non-PEO NEO Bonus and Non-Equity Incentive Compensation		203,132	244,762	0
Non-PEO NEO Other Compensation		41,245	67,294	17,763
Non-PEO NEO Equity Awards		366,445	466,479	0
Assumed Amount Invested				100
PEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(366,445)	(466,479)	0
Non-PEO NEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 313,421	$ 1,320,802	$ 0